Allowances for Credit Losses - Summary of Changes in the Book Value of Loans at Amortized Cost (Details) - Loans measured at amortized cost - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
12-month expected credit losses
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	₩ 408,283,402	₩ 399,089,134
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	29,092,806	35,319,563
Transfer to lifetime expected credit losses (non-impaired)	(36,987,630)	(42,180,074)
Transfer to lifetime expected credit losses (impaired)	(1,489,772)	(1,808,878)
Sales	(3,563,046)	(3,256,122)
Write-offs	0	0
Net increase (decrease) (execution, repayment, and others)	36,418,238	21,119,779
Ending	431,753,998	408,283,402
Lifetime expected credit losses - Non-impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	37,076,587	34,563,171
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	(28,622,325)	(34,990,464)
Transfer to lifetime expected credit losses (non-impaired)	38,887,946	42,841,909
Transfer to lifetime expected credit losses (impaired)	(4,423,007)	(2,785,016)
Sales	(98,684)	(38,205)
Write-offs	(2)	23
Net increase (decrease) (execution, repayment, and others)	(1,879,924)	(2,514,831)
Ending	40,940,591	37,076,587
Lifetime expected credit losses - Impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	4,908,103	3,547,610
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	(470,481)	(329,099)
Transfer to lifetime expected credit losses (non-impaired)	(1,900,316)	(661,835)
Transfer to lifetime expected credit losses (impaired)	5,912,779	4,593,894
Sales	(1,028,807)	(429,916)
Write-offs	(1,984,216)	(1,757,943)
Net increase (decrease) (execution, repayment, and others)	(426,431)	(54,608)
Ending	₩ 5,010,631	₩ 4,908,103